Financial Instruments - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Total	$ 1,177,299	$ 1,147,632	$ 1,094,005
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	512,917	493,548	459,902
Undrawn commitments	120,701	118,970	117,213
Other exposures	118,282	121,331	119,923
Total	751,900	733,849	697,038
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	371,078	360,789	345,947
Undrawn commitments	54,321	52,994	51,020
Total	425,399	413,783	396,967
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	999,553
AIRB portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	446,169
Undrawn commitments	116,895
Other exposures	110,511
Total	673,575
AIRB portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	271,657
Undrawn commitments	54,321
Total	325,978
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	177,746
Standardized portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	66,748
Undrawn commitments	3,806
Other exposures	7,771
Total	78,325
Standardized portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	99,421
Total	$ 99,421	$ 97,000	$ 91,000